Net Earnings Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net Earnings Per Share (Textual)
Total weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings per share	0	4,186